T. ROWE PRICE Small-Cap Stock Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.3%
COMMUNICATION SERVICES 1.5%
Entertainment 0.5%
Cinemark Holdings (1) 1,146,917 22,032
Zynga, Class A (1) 4,298,791 32,370
54,402
Interactive Media & Services 0.1%
Genius Sports (1) 365,400 6,818
6,818
Media 0.9%
Advantage Solutions (1) 948,609 8,205
Advantage Solutions, Warrants, 12/31/26 (1) 272,817 497
Cable One  51,437 93,262
101,964
Total Communication Services 163,184
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.5%
Gentherm (1) 556,477 45,035
Stoneridge (1) 729,805 14,881
59,916
Diversified Consumer Services 1.3%
Alclear Holdings, Acquisition Date: 3/6/18 - 12/13/18,
Cost $16,753 (1)(2) 2,236,274 87,209
Bright Horizons Family Solutions (1) 417,100 58,152
Rover Group, Acquisition Date: 5/11/18 - 8/2/21, Cost $5,573 (1)
(2) 773,380 9,985
Rover Group, Acquisition Date: 8/2/21, Cost $— (1)(2) 773,380 547
Rover Group, Acquisition Date: 8/2/21, Cost $— (1)(2) 773,380 441
Rover Group, Acquisition Date: 8/2/21, Cost $— (1)(2) 773,380 107
156,441
Hotels, Restaurants & Leisure 3.1%
Bally's (1) 191,251 9,589
BJ's Restaurants (1) 1,115,082 46,566
Chuy's Holdings (1) 968,443 30,535
Denny's (1) 1,372,843 22,432

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Drive Shack (1) 2,382,126 6,694
Dutch Bros, Class A (1) 361,237 15,649
Fiesta Restaurant Group (1)(3) 2,186,682 23,966
Papa John's International  968,520 122,993
Red Robin Gourmet Burgers (1) 736,651 16,987
Red Rock Resorts, Class A (1) 250,000 12,805
Ruth's Hospitality Group (1) 932,606 19,314
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 33,027
360,557
Household Durables 0.7%
Cavco Industries (1) 110,611 26,186
Skyline Champion (1) 990,075 59,464
85,650
Internet & Direct Marketing Retail 1.4%
1stdibs.com, Acquisition Date: 2/7/19, Cost $5,328 (1)(2) 354,395 4,175
Altimeter Growth (1) 1,125,077 11,971
Altimeter Growth SPAC / Grab Holdings PIPE (1)(6) 1,249,500 11,493
Big Sky Growth Partners (1) 1,208,864 12,064
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $20,927 (GBP) (1)(2) 11,780,000 43,608
Poshmark, Class A (1) 135,076 3,209
RealReal (1) 1,445,300 19,049
ThredUp, Class A (1) 667,811 14,485
Xometry, Acquisition Date: 7/20/20 - 9/4/20, Cost $5,945 (1)(2) 584,987 32,049
Xometry, Class A (1) 109,101 6,292
158,395
Multiline Retail 0.6%
Ollie's Bargain Outlet Holdings (1) 1,106,452 66,697
66,697
Specialty Retail 2.2%
Burlington Stores (1) 430,289 122,017
Five Below (1) 85,990 15,204
Monro  937,558 53,919
Petco Health & Wellness (1) 668,894 14,114

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
RH (1) 67,909 45,289
250,543
Textiles, Apparel & Luxury Goods 0.9%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,034 (1)
(2)(4) 550,195 6,362
Capri Holdings (1) 960,700 46,507
Skechers USA, Class A (1) 918,800 38,700
Steven Madden  287,000 11,526
103,095
Total Consumer Discretionary 1,241,294
CONSUMER STAPLES 2.9%
Beverages 0.9%
Boston Beer, Class A (1) 200,036 101,968
101,968
Food Products 1.9%
ADM Holdings (4) 164 264
Cal-Maine Foods  956,317 34,581
Makepeace Bros (1) 164 738
Nomad Foods (1) 1,322,592 36,451
Post Holdings (1) 563,309 62,054
Post Holdings Partnering (1) 797,263 8,060
TreeHouse Foods (1) 1,172,075 46,742
Utz Brands  1,994,253 34,162
223,052
Personal Products 0.1%
BellRing Brands, Class A (1) 545,352 16,770
16,770
Total Consumer Staples 341,790
ENERGY 3.0%
Energy Equipment & Services 1.1%
Cactus, Class A  525,800 19,833
Dril-Quip (1) 334,944 8,434
Halliburton  2,000,069 43,241
Liberty Oilfield Services, Class A (1) 3,010,321 36,515

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
NexTier Oilfield Solutions (1) 4,719,257 21,709
129,732
Oil, Gas & Consumable Fuels 1.9%
Devon Energy  1,470,246 52,208
Diamondback Energy  875,068 82,843
Magnolia Oil & Gas, Class A  3,621,486 64,426
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247 (1)(2)(4) 413 1,896
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149 (1)(2)(4) 5,556 25,503
226,876
Total Energy 356,608
FINANCIALS 15.7%
Banks 9.5%
Atlantic Capital Bancshares (1) 716,654 18,984
BankUnited  1,916,367 80,143
CrossFirst Bankshares (1) 1,274,350 16,567
Dime Community Bancshares  938,736 30,659
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(2)(3)(4) 293,821 3,526
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(3)(4) 144,311 1,732
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3)(4) 43,813 174
East West Bancorp  885,805 68,685
Equity Bancshares, Class A  665,325 22,209
FB Financial  1,049,263 44,992
First Bancshares  778,589 30,194
Grasshopper Bancorp, Voting Shares, Acquisition Date: 10/12/18 -
5/2/19, Cost $5,000 (1)(2)(4) 500,044 2,275
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(4) 98,245 —
Heritage Commerce  2,650,854 30,829
Heritage Financial  762,585 19,446
Home BancShares  1,945,293 45,773
Live Oak Bancshares  965,646 61,444
Origin Bancorp  835,796 35,396
Pacific Premier Bancorp  1,126,069 46,664

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Pinnacle Financial Partners  1,053,578 99,121
Popular  446,796 34,703
Professional Holding, Class A (1) 428,528 8,056
Sandy Spring Bancorp  829,200 37,994
Seacoast Banking  1,342,367 45,385
Signature Bank  414,004 112,725
SouthState  566,565 42,305
Webster Financial  776,684 42,298
Western Alliance Bancorp  1,126,363 122,571
1,104,850
Capital Markets 1.2%
Cboe Global Markets  711,722 88,154
StepStone Group, Class A  1,244,285 53,056
141,210
Consumer Finance 1.1%
Encore Capital Group (1) 868,703 42,801
PRA Group (1) 890,786 37,538
PROG Holdings  1,034,294 43,450
123,789
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 1,156,915 11,685
11,685
Insurance 2.5%
Assurant  503,693 79,458
Axis Capital Holdings  1,198,400 55,174
Bright Health Group (1) 328,169 2,678
Bright Health Group, Acquisition Date: 9/16/20, Cost $12,434 (1)
(2) 1,826,994 14,163
Hanover Insurance Group  392,978 50,938
Selective Insurance Group  1,100,439 83,116
Selectquote (1) 821,901 10,627
296,154
Thrifts & Mortgage Finance 1.3%
Blue Foundry Bancorp (1) 486,273 6,706
Capitol Federal Financial  1,521,332 17,480

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Essent Group  1,046,580 46,060
Meridian Bancorp  678,912 14,094
PennyMac Financial Services  1,062,093 64,926
Sterling Bancorp (1) 607,217 3,133
152,399
Total Financials 1,830,087
HEALTH CARE 18.8%
Biotechnology 7.9%
Abcam, ADR (1) 577,038 11,697
ACADIA Pharmaceuticals (1) 247,615 4,113
Acceleron Pharma (1) 280,046 48,196
Agios Pharmaceuticals (1) 444,833 20,529
Allogene Therapeutics (1) 161,365 4,147
Apellis Pharmaceuticals (1) 294,820 9,717
Arcutis Biotherapeutics (1) 117,206 2,800
Argenx, ADR (1) 300,626 90,789
Ascendis Pharma, ADR (1) 462,842 73,772
Avidity Biosciences (1) 507,031 12,488
Blueprint Medicines (1) 472,749 48,603
Cerevel Therapeutics Holdings (1) 568,090 16,759
CRISPR Therapeutics (1) 77,495 8,674
Flame Biosciences, Acquisition Date: 9/28/20, Cost $2,258 (1)(2)
(4) 344,711 2,258
G1 Therapeutics (1) 252,027 3,382
Generation Bio (1) 980,182 24,573
Global Blood Therapeutics (1) 801,756 20,429
Homology Medicines (1) 416,238 3,276
Icosavax (1) 384,574 11,379
IGM Biosciences (1) 210,219 13,824
Insmed (1) 1,989,383 54,788
Intellia Therapeutics (1) 241,686 32,422
Iovance Biotherapeutics (1) 152,986 3,773
Karuna Therapeutics (1) 78,686 9,626
Kodiak Sciences (1) 637,364 61,174
Kymera Therapeutics (1) 132,430 7,779
MeiraGTx Holdings (1) 236,330 3,115

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Monte Rosa Therapeutics (1) 131,202 2,923
Morphic Holding (1) 39,680 2,247
Nurix Therapeutics (1) 181,532 5,439
Orchard Therapeutics, ADR (1) 554,616 1,276
Prothena (1) 907,653 64,652
PTC Therapeutics (1) 108,229 4,027
Radius Health (1) 2,228,514 27,656
RAPT Therapeutics (1) 489,122 15,187
Replimune Group (1) 227,313 6,737
Scholar Rock Holding (1) 786,537 25,971
Seagen (1) 198,546 33,713
Tenaya Therapeutics (1) 120,663 2,492
TG Therapeutics (1) 78,437 2,610
Turning Point Therapeutics (1) 263,088 17,477
Ultragenyx Pharmaceutical (1) 689,130 62,153
Xencor (1) 703,458 22,975
Zentalis Pharmaceuticals (1) 245,673 16,372
917,989
Health Care Equipment & Supplies 3.9%
AtriCure (1) 552,999 38,461
Avanos Medical (1) 923,266 28,806
Axonics (1) 180,299 11,736
CVRx (1) 277,558 4,591
ICU Medical (1) 246,446 57,516
Inari Medical (1) 299,400 24,281
Mesa Laboratories  49,989 15,115
Nevro (1) 298,944 34,791
NuVasive (1) 367,171 21,975
Outset Medical (1) 251,119 12,415
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(2)
(4) 3,701,604 4,701
Penumbra (1) 119,800 31,927
PROCEPT BioRobotics (1) 104,962 4,004
Pulmonx (1) 64,755 2,330
Quidel (1) 490,528 69,238

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Warby Parker, Class A (1) 1,775,220 94,175
456,062
Health Care Providers & Services 4.0%
Accolade (1) 359,165 15,146
Alignment Healthcare (1) 1,497,441 23,929
Amedisys (1) 290,515 43,316
dentalcorp Holdings (CAD) (1) 1,324,633 17,329
Hanger (1) 1,849,602 40,617
ModivCare (1) 282,874 51,376
Molina Healthcare (1) 509,028 138,104
Oak Street Health (1) 571,958 24,325
Option Care Health (1) 1,349,712 32,744
Pennant Group (1) 500,024 14,046
Privia Health Group (1) 294,622 6,941
Surgery Partners (1) 508,546 21,532
U.S. Physical Therapy  353,993 39,152
468,557
Health Care Technology 0.4%
Certara (1) 237,712 7,868
Definitive Healthcare (1) 240,724 10,310
Doximity, Class A (1) 183,453 14,805
Sophia Genetics (1) 469,672 8,233
41,216
Life Sciences Tools & Services 1.3%
Adaptive Biotechnologies (1) 293,498 9,976
Bruker  1,237,796 96,672
Olink Holding, ADR (1) 716,577 17,377
Quanterix (1) 157,906 7,862
Rapid Micro Biosystems, Class A (1) 483,854 8,937
Seer (1) 424,071 14,643
155,467
Pharmaceuticals 1.3%
Arvinas (1) 75,723 6,223
Atea Pharmaceuticals (1) 126,002 4,417
Catalent (1) 887,291 118,072

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Reata Pharmaceuticals, Class A (1) 211,150 21,244
149,956
Total Health Care 2,189,247
INDUSTRIALS & BUSINESS SERVICES 14.5%
Aerospace & Defense 0.2%
BWX Technologies  200,315 10,789
Parsons (1) 400,765 13,530
24,319
Airlines 0.1%
Sun Country Airlines Holdings (1) 384,304 12,890
12,890
Building Products 0.9%
CSW Industrials  151,195 19,308
Gibraltar Industries (1) 915,292 63,750
PGT Innovations (1) 1,207,803 23,069
106,127
Commercial Services & Supplies 2.0%
ADT  4,199,390 33,973
Brink's  504,392 31,928
Heritage-Crystal Clean (1) 722,094 20,926
MSA Safety  219,535 31,986
Rentokil Initial (GBP)  6,674,599 52,415
Stericycle (1) 472,900 32,143
Tetra Tech  185,140 27,649
231,020
Electrical Equipment 0.9%
AZZ  1,200,554 63,870
Shoals Technologies Group, Class A (1) 1,031,739 28,765
Thermon Group Holdings (1) 507,928 8,792
101,427
Machinery 5.2%
Chart Industries (1) 192,765 36,839
Enerpac Tool Group  2,211,300 45,840
ESCO Technologies  644,241 49,607

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Federal Signal  906,100 34,994
Graco  734,718 51,408
Helios Technologies  578,848 47,529
Ingersoll Rand (1) 1,692,399 85,314
John Bean Technologies  584,359 82,132
Marel (ISK)  2,139,763 14,817
Meritor (1) 1,596,968 34,031
Mueller Water Products, Class A  2,573,884 39,174
SPX (1) 848,900 45,374
Toro  429,023 41,791
608,850
Marine 0.5%
Matson  668,673 53,969
53,969
Professional Services 2.1%
Booz Allen Hamilton Holding  591,380 46,926
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)(4) 189,521 10,234
Clarivate (1) 3,351,095 73,389
Huron Consulting Group (1) 340,200 17,690
Legalzoom.com (1) 270,334 7,137
Upwork (1) 2,071,752 93,291
248,667
Road & Rail 1.0%
Knight-Swift Transportation Holdings  764,356 39,096
Landstar System  193,124 30,479
Saia (1) 185,375 44,125
113,700
Trading Companies & Distributors 1.6%
Air Lease  598,800 23,557
Rush Enterprises, Class A  717,877 32,419
SiteOne Landscape Supply (1) 624,244 124,518
180,494
Total Industrials & Business Services 1,681,463

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 14.3%
Communications Equipment 0.0%
Infinera (1) 488,300 4,063
4,063
Electronic Equipment, Instruments & Components 3.6%
CTS  1,408,153 43,526
Littelfuse  207,827 56,793
National Instruments  1,138,589 44,667
Novanta (1) 676,405 104,505
PAR Technology (1) 1,063,657 65,425
Teledyne Technologies (1) 243,650 104,667
419,583
IT Services 2.8%
Euronet Worldwide (1) 355,300 45,223
Flywire, Voting Shares (1) 139,574 6,119
Kratos Defense & Security Solutions (1) 1,372,585 30,622
Payoneer Global (1) 3,543,700 30,299
Repay Holdings (1) 1,005,363 23,153
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,148 (1)
(2)(4) 25,034 2,978
StoneCo, Class A (1) 187,462 6,509
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)(2)(4) 122,320 2,746
Toast, Class B, Acquisition Date: 6/27/18 - 2/14/20,
Cost $14,684 (1)(2)(3) 3,786,400 179,674
327,323
Semiconductors & Semiconductor Equipment 2.6%
Entegris  1,026,902 129,287
Lattice Semiconductor (1) 2,374,966 153,542
Semtech (1) 270,466 21,088
303,917
Software 5.3%
Ceridian HCM Holding (1) 784,594 88,361
Clearwater Analytics Holdings, Class A (1) 512,287 13,120
Coupa Software (1) 166,267 36,442
Descartes Systems Group (1) 1,368,133 111,175
DoubleVerify Holdings (1) 148,703 5,080

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Duck Creek Technologies (1) 109,174 4,830
Five9 (1) 324,208 51,789
ForgeRock, Class A (1) 227,521 8,857
Manhattan Associates (1) 227,700 34,845
nCino (1) 647,549 45,995
Paycom Software (1) 116,294 57,653
Paycor HCM (1) 358,628 12,609
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $754 (1)(2)(4) 753,970 679
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $108 (1)(2)(4) 107,710 104
SS&C Technologies Holdings  1,259,969 87,442
Workiva (1) 342,234 48,241
Zendesk (1) 113,584 13,220
620,442
Total Information Technology 1,675,328
MATERIALS 3.7%
Chemicals 1.7%
Element Solutions  4,804,167 104,154
Minerals Technologies  568,264 39,688
Quaker Chemical  210,161 49,959
193,801
Containers & Packaging 0.1%
Ranpak Holdings, Class A (1) 463,887 12,441
12,441
Metals & Mining 1.6%
Constellium (1) 3,480,771 65,369
ERO Copper (CAD) (1) 2,598,300 46,074
Franco-Nevada (CAD)  194,662 25,290
Haynes International (3) 632,695 23,568
Northern Star Resources (AUD)  5,038,060 30,856
191,157
Paper & Forest Products 0.3%
West Fraser Timber (CAD)  377,647 31,808
31,808
Total Materials 429,207

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS 0.3%
Miscellaneous 0.3%
Bluescape Opportunities Acquisition (1) 1,449,443 14,886
KKR Acquisition Holdings I (1) 1,841,008 18,373
Total Miscellaneous 33,259
REAL ESTATE 5.1%
Equity Real Estate Investment Trusts 3.8%
American Campus Communities, REIT  1,089,717 52,797
Community Healthcare Trust, REIT  440,275 19,896
CubeSmart, REIT  1,085,300 52,583
EastGroup Properties, REIT  651,100 108,493
First Industrial Realty Trust, REIT  541,171 28,184
Flagship Communities REIT, REIT  282,009 5,104
JBG SMITH Properties, REIT  1,446,638 42,835
PS Business Parks, REIT  490,274 76,846
Rexford Industrial Realty, REIT  1,069,718 60,706
447,444
Real Estate Management & Development 1.3%
Altus Group (CAD)  244,500 11,930
FirstService  801,613 144,675
156,605
Total Real Estate 604,049
UTILITIES 3.6%
Electric Utilities 0.6%
IDACORP  517,569 53,506
MGE Energy  238,376 17,521
71,027
Gas Utilities 1.6%
Chesapeake Utilities  483,057 57,991
ONE Gas  888,800 56,323
Southwest Gas Holdings  1,038,432 69,451
183,765

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners  505,925 38,127
38,127
Multi-Utilities 0.2%
NorthWestern  498,900 28,587
28,587
Water Utilities 0.9%
California Water Service Group  525,068 30,942
Middlesex Water  329,253 33,841
SJW Group  557,046 36,798
101,581
Total Utilities 423,087
Total Miscellaneous Common Stocks  0.2% (7) 21,530
Total Common Stocks (Cost $6,234,464) 10,990,133
CONVERTIBLE PREFERRED STOCKS 4.9%
CONSUMER DISCRETIONARY 2.4%
Automobiles 1.9%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $12,773 (1)(2)(4) 1,188,846 84,444
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $17,939 (1)(2)(4) 1,158,106 82,260
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $27,485 (1)(2)(4) 745,862 52,979
219,683
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,735 (1)(2)(4) 710,468 26,735
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $13,024 (1)
(2)(4) 346,118 13,024
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)(2)
(3)(4)(5) 758,455 6,813
46,572
Internet & Direct Marketing Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)(4) 1,848,191 10,756
10,756

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $1,974 (1)(2)
(4) 180,000 2,081
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $347 (1)(2)(4) 31,625 366
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,314 (1)(2)(4) 302,225 3,495
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,061 (1)
(2)(4) 96,710 1,118
7,060
Total Consumer Discretionary 284,071
CONSUMER STAPLES 0.4%
Food Products 0.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,332 (1)(2)(4) 776,181 48,246
Total Consumer Staples 48,246
HEALTH CARE 0.6%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(4) 1,627,947 13,186
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(4) 993,799 8,050
21,236
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(2)
(4) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(4) 3,902,227 12,337
12,337
Life Sciences Tools & Services 0.3%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(2)
(4) 657,721 5,808
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,794 (1)(2)(4) 497,323 22,086
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(4) 261,906 11,631
39,525
Total Health Care 78,513

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 0.7%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(4) 130,614 5,882
5,882
Professional Services 0.3%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)(4) 284,293 15,352
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)(4) 392,011 21,168
36,520
Road & Rail 0.3%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346 (1)(2)(4) 1,175,394 19,391
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022 (1)(2)
(4) 740,142 12,211
31,602
Total Industrials & Business Services 74,004
INFORMATION TECHNOLOGY 0.7%
IT Services 0.3%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(2)(4) 381 45
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(2)(4) 186,629 22,202
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(2)(4) 9,288 1,105
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(2)(4) 4,130 491
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(4) 27,540 618
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(4) 2,740 62
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(4) 2,980 67
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824 (1)(2)(4) 348,470 7,824
32,414
Software 0.4%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)(4) 420,147 5,112
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(4) 293,317 4,277
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(4) 886,735 11,576

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,398 (1)(2)(4) 356,213 5,398
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(2)(4) 1,127,860 16,270
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $697 (1)(2)(4) 79,390 1,145
43,778
Total Information Technology 76,192
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(4) 149,321 7,078
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(2)(4) 237,759 9,813
Total Materials 16,891
Total Convertible Preferred Stocks (Cost $285,166) 577,917
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.05% (3)(8) 111,197,965 111,198
Total Short-Term Investments (Cost $111,198) 111,198
Total Investments in Securities 100.2%
(Cost $6,630,828) $ 11,679,248
Other Assets Less Liabilities (0.2)% (23,906)
Net Assets 100.0% $ 11,655,342
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,048,070 and represents 9.0% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
(6) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $12,495 and was valued at $11,493 (0.1% of net assets).
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Alclear Holdings  $ — $ 54,756 $ —
BJ's Restaurants  1,308 3,595 —
Chuy's Holdings  7,000 4,729 —
CTS  1,374 (6,436) 174
Dogwood State Bank, Non-Voting Shares  — 1,023 —
Dogwood State Bank, Voting Shares  — 502 —
Dogwood State Bank, Warrants, 5/6/24  — 174 —
Fiesta Restaurant Group  732 (1,640) —
Hanger  411 (361) —
Haynes International  (2,655) 11,304 422
Red Robin Gourmet Burgers  (1,832) 6,612 —
Toast, Class B  — 164,990 —
Torchys Holdings  — 1 —
Torchys Holdings, Class A  — — —
T. Rowe Price Government Reserve Fund, 0.05% — — 45
Totals $ 6,338# $ 239,249 $ 641+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Alclear Holdings  $ * $ — $ — $ *
BJ's Restaurants  42,907 3,308 3,244 *
Chuy's Holdings  38,273 — 12,467 *
CTS  55,086 — 5,124 *
Dogwood State Bank, Non-
Voting Shares  * — — 3,526
Dogwood State Bank, Voting
Shares  * — — 1,732
Dogwood State Bank, Warrants,
5/6/24  * — — 174
Fiesta Restaurant Group  25,313 613 320 23,966
Hanger  42,137 — 1,159 *
Haynes International  16,685 — 4,421 23,568
Red Robin Gourmet Burgers  16,803 — 6,428 *
Toast, Class B  * 14,684 — 179,674
Torchys Holdings  6,812 — — 6,813
Torchys Holdings, Class A  33,027 — — 33,027
T. Rowe Price Government
Reserve Fund, 0.05% 111,707  ¤  ¤ 111,198
Total $ 383,678^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $641 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $242,379.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Small-Cap Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $264,659,000 for the period ended September 30, 2021.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,271,862 $ 619,812 $ 98,459 $ 10,990,133
Convertible Preferred Stocks — — 577,917 577,917
Short-Term Investments 111,198 — — 111,198
Total $ 10,383,060 $ 619,812 $ 676,376 $ 11,679,248
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 146,034 $ (19,395) $ 22,349 $ (50,529) $ 98,459
Convertible Preferred Stocks 365,807 211,767 130,003 (129,660) 577,917
Total $ 511,841 $ 192,372 $ 152,352 $ (180,189) $ 676,376

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 98,459 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 10% 9% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 5.8x
5.3x Increase
Sales growth
rate
11% 11% Increase
Enterprise
value to gross
profit multiple
9.5x
– 15.4x
12.5x Increase
Gross profit
growth rate
13% 13% Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase
Price to
tangible book
value multiple
1.7x
– 1.9x
1.8x Increase
Tangible book
value growth
rate
36% 36% Increase
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase

T. ROWE PRICE Small-Cap Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F65-054Q3 09/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Pricing service Discount
for lack of
marketability
65% 65% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38% 38% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 577,917 Recent
comparable
transaction
price(s)
—# —# —# —#
Capital
conversion
reference
point
$55
Billion
$55 Billion Increase